Goldman, Sachs & Co.
                         85 Broad Street, 12th Fl.
                            New York, NY 10004
                              (212) 902-1000



January 10, 1996

VIA EDGAR

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Goldman Sachs Money Market Trust (the "Registrant")
    Securities Act File No. 2-54809
    Investment Company Act File No. 811-2598
    ---------------------------------------------------

Ladies and Gentlemen:

On behalf of the Registrant, pursuant to the Securities Act of 1933, as amended and Rule 497 (j) thereunder, the Registrant certifies that the form of prospectuses and statements of addition-al information does not differ from the form of the aforementioned documents that was filed electronically in the Registrant's most recent registration statement on December 28, 1995.


Sincerely,

Sabrina L. Khan

SABRINA L. KHAN